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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Theodore W. Ullyot
Title: Executive Vice President and General Counsel, ESL Investments, Inc., General Partner of RBS Partners, L.P.
Phone:   (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Theodore W. Ullyot                    Washington, DC       February 14, 2008
------------------------------------   ---------------------   -----------------
(Signature)                                (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             9

Form 13F Information Table Value Total:   $11,303,814
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

 1    28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                       FORM 13F Information Table - Public

Page 1 of 1

      Column 1:      Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:            Column 8:
-------------------- --------- ----------- ----------- ------------------- ---------- --------- ------------------------------
                                           Fair Market  Shares or
                      Title of    CUSIP        Value    Principal SH/ Put/ Investment   Other          Voting Authority
   Name of Issuer      Class      Number    (x $1,000)   Amount   PRN Call Discretion Managers   (a) Sole  (b) Shared (c) None
   --------------    --------- ----------- ----------- ---------- --- ---- ---------- --------  ---------- ---------- --------
Acxiom Corp.         Common    005125-10-9      38,638  3,293,989 SH       SOLE                  3,293,989
AutoNation, Inc.     Common    05329W-10-2      93,893  5,995,748 SH       DEFINED               5,995,748
AutoNation, Inc.     Common    05329W-10-2     822,629 52,530,610 SH       SOLE                 52,530,610
AutoZone Inc.        Common    053332-10-2     713,144  5,947,328 SH       DEFINED               5,947,328
AutoZone Inc.        Common    053332-10-2   1,925,690 16,059,462 SH       SOLE                 16,059,462
Citigroup Inc.       Common    172967-10-1     561,827 19,083,800 SH       SOLE                 19,083,800
Home Depot, Inc.     Common    437076-10-2     449,512 16,685,679 SH       SOLE                 16,685,679
Sears Holdings Corp. Common    812350-10-6      36,226    354,985 SH       DEFINED                 354,985
Sears Holdings Corp  Common    812350-10-6   6,662,253 65,284,199 SH       SOLE                 65,284,199
COLUMN TOTALS                  GRAND TOTAL  11,303,814

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.